FINANCIAL RISK MANAGEMENT - Net Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Cash	$ 204,303	$ 176,894
Amounts receivable	24,984	41,582
Prepaid expenses and deposits	37,520	32,946
Total current assets	266,807	251,422
Amounts payable and accrued liabilities	138,273	102,954
Resident security deposits	79,864	56,785
Dividends payable	15,861	15,821
Current portion of long-term debt	757,135	254,805
Current liabilities	991,133	430,365
Net current liabilities	$ (724,326)	$ (178,943)